Financial Instruments and Risk Management - Offsetting Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value of derivative liabilities
Financial Instruments and Risk Management
Gross Liabilities	$ (4,370)	$ (6,625)
Gross Assets Offset	4,162	6,404
Net Amounts Presented	(208)	(221)
Accounts payable
Financial Instruments and Risk Management
Gross Liabilities	(10,036)	(4,205)
Gross Assets Offset	8,633	2,734
Net Amounts Presented	(1,403)	(1,471)
Financial liabilities
Financial Instruments and Risk Management
Gross Liabilities	(14,406)	(10,830)
Gross Assets Offset	12,795	9,138
Net Amounts Presented	$ (1,611)	$ (1,692)